UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2011

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 3.5%
Lockheed Martin Corp.	3,565	$270,583

CHEMICALS — 3.3%
PPG Industries, Inc.	2,905	251,021

ELECTRIC UTILITIES — 3.5%
Enersis SA ADR	13,767	270,246

FOOD AND STAPLES RETAILING — 10.3%
CVS Caremark Corp.	6,681	242,520
Wal-Mart Stores, Inc.	4,929	279,573
Walgreen Co.	8,166	271,111

		793,204

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Becton, Dickinson and Co.	3,337	261,054

HEALTH CARE PROVIDERS AND SERVICES — 7.1%
Humana, Inc.	3,468	294,399
UnitedHealth Group, Inc.	5,278	253,291

		547,690

HOTELS, RESTAURANTS AND LEISURE — 10.0%
Las Vegas Sands Corp.(1)	5,379	252,544
McDonald's Corp.	2,927	271,772
Wynn Resorts Ltd.	1,888	250,726

		775,042

INSURANCE — 4.5%
Genworth Financial, Inc., Class A(1)	17,438	111,254
Travelers Cos., Inc. (The)	4,047	236,143

		347,397

IT SERVICES — 5.0%
International Business Machines Corp.	2,078	383,661

MEDIA — 3.4%
Pearson plc ADR	14,173	260,783

METALS AND MINING — 5.6%
Freeport-McMoRan Copper & Gold, Inc.	3,934	158,383
Southern Copper Corp.	8,853	271,610

		429,993

OFFICE ELECTRONICS — 3.0%
Canon, Inc. ADR	5,023	228,798

OIL, GAS AND CONSUMABLE FUELS — 9.5%
Chevron Corp.	3,124	328,176
Marathon Oil Corp.	10,789	280,838
Yanzhou Coal Mining Co. Ltd. ADR	5,098	125,920

		734,934

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

PHARMACEUTICALS — 4.9%
AstraZeneca plc ADR	2,573	$123,273
Eli Lilly & Co.	6,888	255,958

		379,231

REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.4%
American Capital Agency Corp.	8,520	234,385
General Growth Properties, Inc.	17,818	261,925

		496,310

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Texas Instruments, Inc.	8,921	274,142

SPECIALTY RETAIL — 5.0%
AutoZone, Inc.(1)	1,197	387,337

TOBACCO — 3.8%
Philip Morris International, Inc.	4,216	294,572

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Millicom International Cellular SA	2,385	262,112

TOTAL COMMON STOCKS (Cost $7,195,954)		7,648,110

TEMPORARY CASH INVESTMENTS — 2.9%

SSgA U.S. Government Money Market Fund (Cost $223,156)	223,156	223,156

TOTAL INVESTMENT SECURITIES — 102.0% (Cost $7,419,110)		7,871,266

OTHER ASSETS AND LIABILITIES — (2.0)%		(151,393)

TOTAL NET ASSETS — 100.0%		$7,719,873

Geographic Diversification

(as a % of net assets)

United States	82.6%
United Kingdom	5.0%
Chile	3.5%
Luxembourg	3.4%
Japan	3.0%
People's Republic of China	1.6%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$6,376,978	—	—
Foreign Common Stocks	1,271,132	—	—
Temporary Cash Investments	223,156	—	—

Total Value of Investment Securities	$7,871,266	—	—

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,420,105
Gross tax appreciation of investments	$605,297
Gross tax depreciation of investments	(154,136)
Net tax appreciation (depreciation) of investments	$451,161

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2011

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.8%

AEROSPACE AND DEFENSE — 5.0%
General Dynamics Corp.	450	$28,886
Lockheed Martin Corp.	1,816	137,834
Raytheon Co.	2,836	125,323

		292,043

AUTOMOBILES — 1.8%
Toyota Motor Corp. ADR	1,539	102,667

BIOTECHNOLOGY — 0.8%
Pharmasset, Inc.(1)	674	47,450

CAPITAL MARKETS — 1.7%
E*Trade Financial Corp.(1)	9,168	99,473

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
Republic Services, Inc.	1,204	34,266

COMMUNICATIONS EQUIPMENT — 0.6%
InterDigital, Inc.	742	32,240

CONSTRUCTION MATERIALS — 2.4%
Cemex SAB de CV ADR(1)	32,654	142,698

ELECTRIC UTILITIES — 2.1%
Enersis SA ADR	6,231	122,314

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Hitachi Ltd. ADR	577	31,204

FOOD AND STAPLES RETAILING — 7.4%
Costco Wholesale Corp.	1,564	130,203
CVS Caremark Corp.	1,002	36,373
Wal-Mart Stores, Inc.	2,667	151,272
Walgreen Co.	3,453	114,639

		432,487

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Becton, Dickinson and Co.	1,687	131,974

HEALTH CARE PROVIDERS AND SERVICES — 7.7%
Cardinal Health, Inc.	2,737	121,167
McKesson Corp.	1,923	156,821
UnitedHealth Group, Inc.	3,538	169,788

		447,776

HOTELS, RESTAURANTS AND LEISURE — 3.2%
McDonald's Corp.	1,770	164,344
Yum! Brands, Inc.	438	23,464

		187,808

INSURANCE — 3.6%
Chubb Corp. (The)	1,118	74,962
Genworth Financial, Inc., Class A(1)	15,262	97,372

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

Progressive Corp. (The)	2,025	$38,495

		210,829

IT SERVICES — 6.7%
Accenture plc, Class A	2,331	140,466
Infosys Ltd. ADR	1,311	76,812
International Business Machines Corp.	943	174,106

		391,384

MEDIA — 1.6%
Pearson plc ADR	5,131	94,410

METALS AND MINING — 2.8%
Freeport-McMoRan Copper & Gold, Inc.	2,856	114,982
Southern Copper Corp.	1,626	49,886

		164,868

OFFICE ELECTRONICS — 2.3%
Canon, Inc. ADR	2,932	133,553

OIL, GAS AND CONSUMABLE FUELS — 10.2%
Alpha Natural Resources, Inc.(1)	5,440	130,778
BP Prudhoe Bay Royalty Trust	553	59,447
Chevron Corp.	1,492	156,735
ConocoPhillips	2,094	145,847
Marathon Oil Corp.	4,028	104,849

		597,656

PHARMACEUTICALS — 3.6%
AstraZeneca plc ADR	512	24,530
Eli Lilly & Co.	2,321	86,248
Novo Nordisk A/S ADR	772	82,064
Pfizer, Inc.	832	16,024

		208,866

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
MFA Financial, Inc.	10,040	67,770

ROAD AND RAIL — 2.1%
Union Pacific Corp.	1,244	123,865

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 9.3%
Altera Corp.	1,149	43,570
Intel Corp.	2,561	62,847
Micron Technology, Inc.(1)	17,834	99,692
STMicroelectronics NV	2,342	16,230
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,838	136,776
Texas Instruments, Inc.	5,296	162,746
Varian Semiconductor Equipment Associates, Inc.(1)	318	19,961

		541,822

SOFTWARE — 4.2%
Activision Blizzard, Inc.	8,831	118,247

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

Oracle Corp.	3,440	$112,729
SAP AG ADR	263	15,874

		246,850

SPECIALTY RETAIL — 4.8%
AutoZone, Inc.(1)	551	178,298
Best Buy Co., Inc.	2,916	76,486
Lowe's Cos., Inc.	1,341	28,188

		282,972

TOBACCO — 5.3%
Lorillard, Inc.	1,561	172,740
Philip Morris International, Inc.	1,926	134,570

		307,310

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Millicom International Cellular SA	1,070	117,593
NTT DoCoMo, Inc. ADR	4,763	84,734
Vodafone Group plc ADR	1,094	30,457

		232,784

TOTAL COMMON STOCKS (Cost $5,213,289)		5,709,339

TEMPORARY CASH INVESTMENTS — 3.5%

SSgA U.S. Government Money Market Fund (Cost $207,846)	207,846	207,846

TOTAL INVESTMENT SECURITIES — 101.3% (Cost $5,421,135)		5,917,185

OTHER ASSETS AND LIABILITIES — (1.3)%		(78,714)

TOTAL NET ASSETS — 100.0%		$5,838,471

Geographic Diversification

(as a % of net assets)

United States	74.7%
Japan	6.1%
United Kingdom	2.5%
Mexico	2.4%
Ireland	2.4%
Taiwan (Republic of China)	2.3%
Chile	2.1%
Luxembourg	2.0%
Denmark	1.4%
India	1.3%
Switzerland	0.3%
Germany	0.3%
Cash and Equivalents*	2.2%

*	Includes temporary cash investments and other assets and liabilities.

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$4,356,957	—	—
Foreign Common Stocks	1,352,382	—	—
Temporary Cash Investments	207,846	—	—

Total Value of Investment Securities	$5,917,185	—	—

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,428,471
Gross tax appreciation of investments	$625,621
Gross tax depreciation of investments	(136,907)
Net tax appreciation (depreciation) of investments	$488,714

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2011

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.4%

AEROSPACE AND DEFENSE — 2.5%
L-3 Communications Holdings, Inc.	822	$55,715
Lockheed Martin Corp.	1,190	90,321
Raytheon Co.	1,923	84,978

		231,014

AIRLINES — 0.9%
Ryanair Holdings plc ADR(1)	3,030	87,173

BEVERAGES — 1.8%
Coca-Cola Femsa SAB de CV ADR	946	84,714
Dr Pepper Snapple Group, Inc.	2,259	84,600

		169,314

CHEMICALS — 1.9%
Ecolab, Inc.	1,562	84,098
Valspar Corp.	2,598	90,592

		174,690

COMMERCIAL BANKS — 0.2%
Community Bank System, Inc.	795	20,320

COMMERCIAL SERVICES AND SUPPLIES — 1.8%
Pitney Bowes, Inc.	4,191	85,412
Republic Services, Inc.	2,837	80,741
Waste Management, Inc.	117	3,853

		170,006

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	280	5,189
Harris Corp.	1,443	54,473

		59,662

CONSTRUCTION MATERIALS — 1.0%
Cemex SAB de CV ADR(1)	21,392	93,483

CONTAINERS AND PACKAGING — 1.3%
Greif, Inc., Class A	835	37,391
Packaging Corp. of America	3,198	83,404

		120,795

DIVERSIFIED CONSUMER SERVICES — 1.5%
H&R Block, Inc.	3,490	53,362
ITT Educational Services, Inc.(1)	49	3,036
Strayer Education, Inc.	978	83,336

		139,734

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
Consolidated Communications Holdings, Inc.	3,949	74,557
KT Corp. ADR	4,640	77,395
TELUS Corp.	1,683	85,816

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

Windstream Corp.	3,034	$36,924

		274,692

ELECTRIC UTILITIES — 2.4%
Cia Energetica de Minas Gerais ADR	16	273
Northeast Utilities	105	3,630
NV Energy, Inc.	4,255	68,250
Pinnacle West Capital Corp.	3,400	154,972

		227,125

FOOD AND STAPLES RETAILING — 6.9%
Costco Wholesale Corp.	1,257	104,645
CVS Caremark Corp.	2,440	88,572
Kroger Co. (The)	3,901	90,425
Safeway, Inc.	4,720	91,427
Wal-Mart Stores, Inc.	3,256	184,680
Walgreen Co.	2,527	83,897

		643,646

FOOD PRODUCTS — 1.9%
ConAgra Foods, Inc.	3,437	87,059
Danone ADR	6,686	92,534

		179,593

GAS UTILITIES — 0.9%
UGI Corp.	2,882	82,627

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Baxter International, Inc.	1,469	80,766
Becton, Dickinson and Co.	1,126	88,087
Medtronic, Inc.	2,338	81,222

		250,075

HEALTH CARE PROVIDERS AND SERVICES — 4.5%
AmerisourceBergen Corp.	2,461	100,409
Cardinal Health, Inc.	2,228	98,634
Chemed Corp.	1,622	96,282
Humana, Inc.	112	9,508
LifePoint Hospitals, Inc.(1)	264	10,206
McKesson Corp.	1,135	92,559
UnitedHealth Group, Inc.	175	8,398

		415,996

HOTELS, RESTAURANTS AND LEISURE — 4.1%
Choice Hotels International, Inc.	2,462	88,115
Darden Restaurants, Inc.	1,806	86,471
Home Inns & Hotels Management, Inc. ADR(1)	2,834	96,809
McDonald's Corp.	1,175	109,099

		380,494

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
Huaneng Power International, Inc. ADR	588	$10,566

INSURANCE — 6.3%
Allied World Assurance Co. Holdings AG	1,297	75,356
Everest Re Group Ltd.	993	89,291
Genworth Financial, Inc., Class A(1)	13,951	89,007
Maiden Holdings Ltd.	9,780	79,707
PartnerRe Ltd.	1,325	82,441
Progressive Corp. (The)	4,435	84,309
Transatlantic Holdings, Inc.	1,542	80,246

		580,357

INTERNET SOFTWARE AND SERVICES — 0.2%
j2 Global Communications, Inc.	630	19,391

IT SERVICES — 4.3%
DST Systems, Inc.	1,707	85,674
Fidelity National Information Services, Inc.	3,050	79,849
ManTech International Corp., Class A	2,497	87,720
Paychex, Inc.	1,838	53,559
Sapient Corp.	7,720	95,419

		402,221

LEISURE EQUIPMENT AND PRODUCTS — 1.0%
Hasbro, Inc.	2,400	91,344

MACHINERY — 1.5%
Meritor, Inc.(1)	5,067	48,238
Toro Co. (The)	1,601	86,518

		134,756

MEDIA — 2.2%
Cablevision Systems Corp., Class A	3,506	50,732
Pearson plc ADR	3,871	71,226
Washington Post Co. (The), Class B	238	80,958

		202,916

METALS AND MINING — 2.0%
Nucor Corp.	2,408	90,974
Southern Copper Corp.	2,961	90,844

		181,818

MULTI-UTILITIES — 0.4%
MDU Resources Group, Inc.	1,186	24,444
TECO Energy, Inc.	481	8,932

		33,376

MULTILINE RETAIL — 0.8%
Kohl's Corp.	1,344	71,245

OFFICE ELECTRONICS — 0.9%
Canon, Inc. ADR	1,864	84,905

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

OIL, GAS AND CONSUMABLE FUELS — 15.2%
Alpha Natural Resources, Inc.(1)	3,566	$85,727
Arch Coal, Inc.	665	12,116
BP Prudhoe Bay Royalty Trust	799	85,893
Chevron Corp.	914	96,016
ConocoPhillips	30	2,090
Crosstex Energy LP	1,883	30,090
Encore Energy Partners LP	4,292	92,750
Energy Transfer Equity LP	2,014	77,036
Enerplus Corp.	3,115	86,846
Genesis Energy LP	3,524	92,998
Legacy Reserves LP	3,003	88,498
Marathon Oil Corp.	2,847	74,107
Martin Midstream Partners LP	338	12,141
NuStar Energy LP	2,615	150,101
Permian Basin Royalty Trust	4,322	85,360
Pioneer Southwest Energy Partners LP	2,058	56,492
Plains All American Pipeline LP	1,473	97,174
Plains Exploration & Production Co.(1)	74	2,331
San Juan Basin Royalty Trust	3,436	83,976
Targa Resources Partners LP	2,855	102,494

		1,414,236

PAPER AND FOREST PRODUCTS — 1.0%
International Paper Co.	3,275	90,717

PHARMACEUTICALS — 4.0%
Abbott Laboratories	1,797	96,804
AstraZeneca plc ADR	1,988	95,245
Eli Lilly & Co.	2,647	98,363
Pfizer, Inc.	4,242	81,701

		372,113

PROFESSIONAL SERVICES — 0.4%
Insperity, Inc.	1,288	33,205

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
MFA Financial, Inc.	12,666	85,495
Rayonier, Inc.	2,353	98,191
Realty Income Corp.	2,739	91,510
Senior Housing Properties Trust	828	18,580

		293,776

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 7.9%
Canadian Solar, Inc.(1)	24,916	85,960
First Solar, Inc.(1)	1,788	88,989
Hanwha SolarOne Co. Ltd. ADR(1)	6,840	15,322
Microchip Technology, Inc.	2,451	88,628
Micron Technology, Inc.(1)	14,997	83,833
Renesola Ltd. ADR(1)	1,843	4,202
Siliconware Precision Industries Co. ADR	17,660	91,832
STMicroelectronics NV	11,304	78,337

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

Texas Instruments, Inc.	2,899	$89,086
Trina Solar Ltd. ADR(1)	3,434	27,712
Yingli Green Energy Holding Co. Ltd. ADR(1)	19,757	80,214

		734,115

SOFTWARE — 1.1%
Activision Blizzard, Inc.	4,487	60,081
Giant Interactive Group, Inc. ADR	11,964	46,540

		106,621

SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	2,603	68,277
Cato Corp. (The), Class A	3,357	86,040

		154,317

THRIFTS AND MORTGAGE FINANCE — 0.8%
New York Community Bancorp, Inc.	5,915	78,729

TOBACCO — 2.0%
Imperial Tobacco Group plc ADR	1,282	93,586
Philip Morris International, Inc.	1,349	94,255

		187,841

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	709	23,837

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
NTT DoCoMo, Inc. ADR	4,414	78,525
Philippine Long Distance Telephone Co. ADR	327	18,162
Sprint Nextel Corp.(1)	11,632	29,894
United States Cellular Corp.(1)	1,859	74,118

		200,699

TOTAL COMMON STOCKS (Cost $9,241,934)		9,223,540

TEMPORARY CASH INVESTMENTS — 7.0%

SSgA U.S. Government Money Market Fund (Cost $655,008)	655,008	655,008

TOTAL INVESTMENT SECURITIES — 106.4% (Cost $9,896,942)		9,878,548

OTHER ASSETS AND LIABILITIES — (6.4)%		(595,223)

TOTAL NET ASSETS — 100.0%		$9,283,325

Geographic Diversification

(as a % of net assets)

United States	78.8%
People's Republic of China	3.0%
United Kingdom	2.8%

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

Canada	2.8%
Bermuda	2.7%
Mexico	1.9%
Japan	1.8%
Switzerland	1.6%
France	1.0%
Taiwan (Republic of China)	1.0%
Ireland	0.9%
South Korea	0.9%
Philippines	0.2%
Brazil	—†
Cash and Equivalents*	0.6%

*	Includes temporary cash investments and other assets and liabilities.
†	Category is less than 0.05% of total net assets.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$7,309,368	—	—
Foreign Common Stocks	1,914,172	—	—
Temporary Cash Investments	655,008	—	—

Total Value of Investment Securities	$9,878,548	—	—

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,901,716
Gross tax appreciation of investments	$436,786
Gross tax depreciation of investments	(459,954)
Net tax appreciation (depreciation) of investments	$(23,168)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2011